Investments in Joint Ventures and Joint Operations - Joint venture summarized financial information (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of joint ventures [line items]
Operating expenses	£ 176,004	£ 145,291	£ 54,896
Loss for the year	(145,963)	(118,728)	(49,231)
Total comprehensive loss for the year	(147,295)	(116,252)	(49,889)
Cash and cash equivalents	259,463	404,577	562,173	£ 62,584
Current assets	404,938	554,025
Current liabilities	(65,071)	(91,648)
Members' surplus	110,469	(23,106)
RE Ventures I, LLC
Disclosure of joint ventures [line items]
Operating expenses	(3,274)	(1,720)	(2,304)
Loss for the year	(3,274)	(1,720)	(2,304)
Total comprehensive loss for the year	(3,274)	(1,720)	(2,304)
Cash and cash equivalents	853	253	1,178
Current assets	0	3	91
Current liabilities	(479)	(209)	(78)
Members' surplus	£ 374	£ 47	£ 1,191